SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Investments
Impairment charges on investments	$ 93.0	$ 82.3
Impairment charges on investments recorded in equity in net earnings (loss) of affiliates	48.0	82.3
Impairment charges on investments recorded in equity in other income (expense), net	$ 45
Buildings
Property, Plant and Equipment
Estimated useful life, minimum (in years)	20
Estimated useful life, maximum (in years)	27
Plant and Machinery
Property, Plant and Equipment
Estimated useful life, minimum (in years)	5
Estimated useful life, maximum (in years)	10
Furniture, Fixtures and Equipment
Property, Plant and Equipment
Estimated useful life, minimum (in years)	4
Estimated useful life, maximum (in years)	15
Motor vehicles
Property, Plant and Equipment
Estimated useful life, minimum (in years)	4
Estimated useful life, maximum (in years)	6